INVENTORY (Tables)	3 Months Ended
Mar. 31, 2019
Classes of current inventories [abstract]
Schedule of inventories
	March 31	December 31
	2019	2018
	$	$
Dried cannabis	7,429,076	5,778,176
Cannabis oils	1,873,071	337,314
Goods for resale	169,821	1,498
Supplies and consumables	521,160	655,537
	9,993,128	6,772,525